COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	NOTE 16 – COMMITMENTS AND CONTINGENCIES The Company does not have any significant or long term commitments. The Company is not currently subject to any litigation.